Trade and Other Receivables and Prepayments (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Trade and Other Receivables and Prepayments [Abstract]
Short term bank deposits	R 399.5	R 485.7
Average term of finance leases	5 years	5 years
Recognised loss allowance against age receivables	100.00%	100.00%
Extended average credit period	30 days	30 days